Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General:
The Progressive 401(k) Plan (the "Plan”) is designed to encourage employee savings and provide benefits upon an employee's retirement, death, disability or termination of employment.
Effective February 21, 2025, The Fidelity Diversified International K6 Fund, the Vanguard Institutional Index Fund Institutional Plus Shares, and the PIMCO Total Return Fund Institutional Class were removed. All existing balances were transferred to the Fidelity Diversified International Commingled Pool Class C Fund, the Vanguard Institutional 500 Index Trust, and the Baird Core Plus Class Bond Fund Class Institutional, respectively. Effective February 21, 2025, the existing balances in the various Vanguard Target Retirement Funds were transferred into various Vanguard Target Retirement Trust Select Funds.
All employees of The Progressive Corporation (the “Company") and certain of its subsidiaries that have adopted the Plan, who have met certain requirements, are eligible to participate in the Plan beginning 31 calendar days after the date of employment (each, a "Covered Employee"). The Plan includes an automatic enrollment feature, in which new hires are auto-enrolled effective 30 days after receiving notification from Fidelity, with the option to opt-out. New hires who do not opt-out are automatically enrolled in a Vanguard Institutional Target Retirement fund at a 6% pre-tax contribution rate unless they select a different contribution rate and/or investment option(s).
The Plan is currently maintained pursuant to a January 1, 2025 Amendment and Restatement.

Contributions:
Participants may contribute to the Plan, on a pre-tax or post-tax basis, any combination up to 99.98% of eligible compensation. However, participants who are classified as "highly compensated employees" under federal tax law are subject to contribution limits that may vary from year to year. Participant contributions are matched 100% by the Company dollar-for-dollar up to 6% of participants' eligible compensation.
Various Internal Revenue Code regulations concerning both employee and Company contributions may limit the contribution amounts defined above. The Company has the right to limit these contributions to conform to applicable regulations.
There is a 10% limit on contributions to The Progressive Corporation Stock Fund.

Vesting:
The portion of the participant's account in the Plan attributable to the participant's own contributions, including earnings thereon, vests immediately. Company matching contributions made on or after January 1, 2009, and before January 1, 2021, vested immediately. Company matching contributions made on or after January 1, 2021, will vest according to a two-year cliff vesting schedule.

Forfeitures:
Forfeitures of non-vested Company match contributions are held pending reinstatements to former employees who are subsequently rehired and who had an unvested balance when leaving the Company. Unused forfeiture balances are periodically used to offset Company match payments for current participants. The ending Company contribution forfeiture balances for 2025 and 2024 were $142,552 and $316,842, respectively.
1 Description of the Plan, Continued

Investment Options for Company Match:

Company matching contributions are invested according to participants' elections.

Notes Receivable from Participants:
Participants may borrow up to 50% of their total vested account balance from a minimum of $1,000 up to a maximum of $50,000. Two loans may be outstanding at one time. The highest outstanding balance for prior loans plus any new loans may not exceed $50,000 in a 12-month period. Loan repayment periods range from one to four years, except for certain loan balances from prior Plan mergers (which do not exceed Code §72(p) maximum repayment periods). Loans are secured by participant account balances and bear interest at the same rate throughout the life of the loan.
At the beginning of each calendar quarter, the interest rate applied to new loans during that quarter is set at 1% above the prime rate. Principal and interest are paid through bi-weekly payroll deductions. A $35 loan initiation fee and a quarterly maintenance fee of $3.75 are deducted from the participant’s account for each new loan.
Loan repayments may be suspended for up to one year in case of an approved leave of absence. Loans to participants on a leave of absence due to a Qualified Military Leave will be automatically suspended for the period of the Qualified Military Leave.
Participants who terminate employment at the time a loan is outstanding may arrange with the Administrator to continue to repay the loan through automatic or electronic withdrawals or debits from a financial institution known as "ACH" debits.
Loans are valued at unpaid principal plus accrued but unpaid interest. Defaulted participant loans are recorded as distributions, as defined under the terms of the Plan.